MORTGAGES PAYABLE (Details) - Schedule of long-term mortgages outstanding	Jul. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 164,570	[1]
2027	171,241
2028	178,182
2029	185,404
2030	192,920
After 2030	2,343,244
Total	$ 3,235,561

[1]	Contractual payments do not include balloon payment disclosed in (2) above. As of October 23, 2025, the bank has not communicated any intent to accelerate repayment.